Earnings per share (Details 2) - shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)		150,417,470	144,498,253	141,030,787
Effect of stock options (Note 2)	[1]	646,569	0	364,559
Weighted average number of equity shares outstanding (diluted)		151,064,039	144,498,253	141,395,346

[1]	The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 51,80,440 options are outstanding as at March 31, 2018. These could potentially dilute basic earnings per share in the future but are not included in calculation of diluted earnings per share during the financial year March 31, 2017 as they are anti-dilutive.